Corporate information (Tables)	12 Months Ended
Dec. 31, 2017
Corporate Information
Schedule of interests in subsidiaries

As explained above, as of December 31, 2017 and 2016, the Company has a 100% interest in all its subsidiaries, except the following listed below:

	2017	2016
Subsidiary	%	%

Salmueras Sudamericanas S.A.	74.90	74.90
Fosfatos del Pacífico S.A.	—	70.00

Schedule of results generated net of intercompany eliminations included in consolidated statements of profit or loss

Below the detail of the results generated by Fosfatos del Pacífico S.A. (net of intercompany eliminations), which have been included in the consolidated statements of profit or loss for the years 2017, 2016 and 2015:

	Fosfatos del Pacífico S.A. (net of intercompany transactions)
	2017 (From Jan 1, 2017 to March 31, 2017)	2016	2015
	S/(000)	S/(000)	S/(000)

Sales	11	2,044	—
Cost of sales	(626)	(6,881)	—
Administrative expenses	(660)	(6,352)	(8,868)
Other income (expense)	153	(1,006)	(212)
Finance income	2	11	62
(Loss) gain from exchange difference, net	(185)	(804)	157

Loss from discontinued operations before income tax	(1,305)	(12,988)	(8,861)
Income tax	551	6,399	3,141

Loss for the year from discontinued operations	(754)	(6,589)	(5,720)

Schedule for assets and liabilities (net of intercompany eliminations) classified as held for distribution

As of December 31, 2016, the assets and liabilities of Fosfatos del Pacífico S.A. (net of intercompany eliminations), which have been classified as held for distribution mainly comprise the following:

S/(000)

Assets -
Cash and cash equivalents	7,575
Inventories	2,734
Income tax prepayments	3,892
Other current assets	248
Other receivables non current	48,985
Property, plant and equipment, net	204,725
Exploration and evaluation assets	47,630
Deferred income tax assets	22,622

338,411
Liabilities -
Trade and other payables	(2,704)

Net assets held for distribution	335,707

As of March 1, 2017, the assets and liabilities of Fosfatos del Pacífico S.A. (net of intercompany eliminations), that were transferred mainly comprise the following:

S/(000)

Assets -
Cash and cash equivalents	34,178
Accounts receivable from related parties	5,822
Inventories	2,694
Income tax prepayments	3,892
Other current assets	5,126
Other receivables non current	50,200
Property, plant and equipment, net	204,975
Exploration and evaluation assets	52,578
Deferred income tax assets	23,173

382,638

Liabilities and equity -
Trade and other payables	8,938
Capital stock	107,593
Investment shares	10,224
Additional paid-in capital	118,569
Other reserves	36,957
Non-controlling interest	100,357

382,638

Schedule of impairment on the assets of this project

The consolidated financial statements of the Company include a charge to results related to the impairment on the assets of this project, as detailed below:

	Salmueras Sudamericanas S.A.	Cementos Pacasmayo S.A.A.	Total consolidated
	S/(000)	S/(000)	S/(000)

Assets -
Income tax prepayments	(5,654)	—	(5,654)
Property, plant and equipment (note 10)	(1,732)	—	(1,732)
Exploration and evaluation assets (note 11)	(33,469)	—	(33,469)
Other current liabilities	32	—	32
Additional paid in capital	—	(6,759)	(6,759)

Total impairment	(40,823)	(6,759)	(47,582)
Income tax	(6,937)	17,087	10,150

Total	(47,760)	10,328	(37,432)

Attributable to -
Equity holders of the parent	(35,772)	10,328	(25,444)
Non controlling interests	(11,988)	—	(11,988)

	(47,760)	10,328	(37,432)

Schedule of financial statements of subsidiaries controlled by Group

The table presented below shows the summary of the main captions of the audited financial statements of the subsidiaries controlled by the Group as of December 31, 2017, 2016 and 2015:

	Assets		Liabilities		Net equity		Net income (loss)
Entity	2017	2016	2017	2016	2017	2016	2017	2016	2015
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Cementos Selva S.A. and subsidiaries	244,386	260,927	34,969	36,477	209,417	224,450	37,467	37,361	244,386
Fosfatos del Pacífico S.A.	—	339,236	—	3,495	—	335,741	(1,216)	(9,010)	—
Distribuidora Norte Pacasmayo S.R.L. and subsidiary	243,568	211,787	119,182	87,182	124,386	124,605	(220)	11,242	243,568
Empresa de Transmisión Guadalupe S.A.C.	42,136	49,339	1,397	724	40,739	48,615	124	504	42,136
Salmueras Sudamericanas S.A.	587	47,661	—	382	587	47,279	(50,942)	(2,300)	587
Calizas del Norte S.A.C. (in liquidation)	713	1,219	7	409	706	810	(121)	407	713